Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

Note 8 – Related Party Transactions

The related parties that had material transactions for the three and nine months ended September 30, 2024 and 2023, consist of the following:

Related Party	Nature of Relationship to the Company
A	An Ohio Corporation – a significant shareholder
B	Owner of related party A
C	Chief Executive Officer (CEO) of the Company
D	A California Corporation owned by related party E
E	Significant shareholder
F	MFB Ohio board advisor
G	MFB Ohio board advisor
H	MFB Ohio board advisor
I	MFB Ohio board advisor
J	MFB Ohio board advisor
K	MFB Ohio board advisor

As of September 30, 2024 and December 31, 2023, amounts owing to related parties consists as follows:

	September 30,	December 31,
Related Party	2024	2023
A	$843,692	$897,197
B	411,880	411,880
	$1,255,572	$1,309,077

During the nine months ended September 30, 2024 and 2023, related party A advanced to the Company an amount of $0 and $305,000 for working capital proposes and $6,495 and $222,529 for operating expenses paid directly to vendors, on behalf of the Company, respectively. During the nine months ended September 30, 2024 and 2023, the Company repaid $60,000 and $0 owing to the related party A, respectively.

For the three months ended September 30, 2024 and 2023, expenses to related parties and their nature consists of:

	Three Months Ended
	September 30,
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
D	$23,200	$23,600	Cash paid for consulting fees	Professional fees - related party
D	$5,800	$5,900	Cash paid for consulting and advisory fees	Cost of revenue
E	$39,544	$25,029	Cash paid for management fee	Professional fees - related party
E	$20,456	$17,471	Cash paid for royalty and sales commissions	Cost of revenue

For the nine months ended September 30, 2024 and 2023, expenses to related parties and their nature consists of:

	Nine Months Ended
	September 30,
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
C	$25,000	$-	Cash paid for management fee	General and administration
D	$64,800	$106,800	Cash paid for consulting fees	Professional fees - related party
D	$16,200	$26,700	Cash paid for consulting and advisory fees	Cost of revenue
E	$108,808	$98,664	Cash paid for management fee	Professional fees - related party
E	$83,192	$23,836	Cash paid for royalty and sales commissions	Cost of revenue
F	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
G	$429,900	$-	500,000 shares of common stock issued for advisory fee	Professional fees - related party
H	$128,970	$-	150,000 shares of common stock issued for advisory fee	Professional fees - related party
I	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
J	$348,000	$-	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
K	$85,980	$-	100,000 shares of common stock issued for advisory fee	Professional fees - related party

Note 10 – Related Party Transactions

During the year ended December 31, 2022, our former officer forgave $9,355 in accrued salary and the Company recognized it as additional paid-in-capital.

During the year ended December 31, 2022, as part of the Company’s divestiture of its digital asset operations, a related party forgave loans payable of $301,175 in exchange for digital asset equipment with a net book value of $276,379 and digital currency intangible assets of $26,825, of which the Company recorded a loss on disposition of $2,030.

During the year ended December 31, 2022, a related party paid $1 for share capital - Mighty Fire Breaker UK Limited.

On June 13, 2022, the Company issued 70,000,000 Restricted Stock Award to a member of the board of directors and President of the Company. The holder of the Restricted stock shall be entitled to vote but is not entitled to dividends or disposal. The Company valued the voting rights associated with the awards at $2,100,000 which is recorded as stock-based compensation during the year ended December 31, 2022.

On November 1, 2022, the Company’s Board of Directors approved the issuance of 250,000 shares of common stock to each of the two independent directors for their board services in support of the Company. As of December 31, 2023, the shares have not been issued, and the Company valued the 500,000 shares of common stock at market price on approval date and accrued $180,000.

On October 23, 2021, the Company entered into a consulting agreement with a related party. The consultant shall render to the Company, upon the request of any members of Board of Directors or the President of the Company, consulting services on matters relating to the business affairs of the Company. The agreement shall take effect of the date of agreement and shall terminate upon mutual agreement of the parties. The compensation of consultant is a number of Convertible Series C Preferred Shares which the Board of Directors of the Company may determine at its discretion. On November 1, 2022, the Company’s Board of Directors approved issuance of 1,200,000 shares of Convertible Series C Preferred Stock to consultant - related party for their past consulting services and continuing to July 2023. On September 5, 2023. the Company issued 1,200,000 shares of Convertible Series C Preferred Stock for consulting services rendered to the Company. The Company valued the 1,200,000 shares of Convertible Preferred Stock at $8,640,000.

On June 9, 2022, the Company received $19,000 cash from a third party, and it was recorded as an advance from a related party. On April 1, 2023, the Company recognized the error and the amount owing to the related party was reclassified to convertible note related to a lender for $19,000 (see Note 8).

During the years ended December 31, 2023 and 2022, a related party advanced to the Company an amount of $307,500 and $784,484 for working capital propose, respectively.

During the years ended December 31, 2023 and 2022, a related party advanced to the Company an amount of $246,425 and $108,569 for operating expenses on behalf of the Company, respectively.

During the years ended December 31, 2023 and 2022, the Company repaid to a related party $125,000 and $55,720 owing of the loan, respectively.

During the years ended December 31, 2023 and 2022, the Company paid $150,500 and $126,500 consulting fee to an entity under common control of a related party and $186,500 and $91,500 commission to a related party.

As of December 31, 2023 and 2022, the Company was obliged to related parties, for unsecured, non-interest-bearing demand loans with a balance of $1,309,077 and $899,153, respectively.